THE PRUDENTIAL SERIES FUND

SP International Value Portfolio

Supplement dated September 25, 2014 to the Summary Prospectus dated April 30, 2014

This supplement should be read in conjunction with the Summary Prospectus (the Summary Prospectus) for the SP International Value Portfolio (the Portfolio) and should be retained for future reference. The Portfolio may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein and not otherwise defined herein shall have meanings given to them in the Summary Prospectus.

The Board of Trustees of The Prudential Series Fund (PSF) recently approved replacing Thornburg Investment Management, Inc. (Thornburg) with Lazard Asset Management LLC (Lazard) as a subadviser for a portion of the Portfolio. This change is expected to become effective on or about November 24, 2014. LSV Asset Management currently serves as a subadviser for the Portfolio and will continue to serve as a subadviser for the Portfolio after the subadviser change.

To reflect this change, the Portfolio’s Summary Prospectus is revised as follows, effective on November 24, 2014:

I.	The following table replaces the table in the “MANAGEMENT OF THE PORTFOLIO” section of the Summary Prospectus:

Investment Manager	Subadvisers	Portfolio Managers	Title	Service Date
Prudential Investments LLC	LSV Asset Management	Josef Lakonishok	CEO, CIO, Partner and Portfolio Manager	January 2006
		Menno Vermeulen, CFA	Partner, Portfolio Manager	January 2006
		Puneet Mansharamani, CFA	Partner, Portfolio Manager	January 2006
	Lazard Asset Management LLC	Michael G. Fry	Managing Director & Portfolio Manager/Analyst	November 2014
		Michael A. Bennett	Managing Director & Portfolio Manager/Analyst	November 2014
		Kevin J. Matthews	Director & Portfolio Manager/Analyst	November 2014
		Michael Powers	Managing Director & Portfolio Manager/Analyst	November 2014
		John R. Reinsberg	Deputy Chairman, International and Global Strategies	November 2014

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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